Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit Derivatives [Line Items]
Credit protection sold	SFr 213.9	SFr 238.6
Credit protection purchased	203.6	228.9
Other protection purchased	100.9	83.4
Other instruments	6.5	7.8
Total credit derivatives	524.9	558.7
Bank
Credit Derivatives [Line Items]
Credit protection sold	213.9	238.6
Credit protection purchased	203.6	228.9
Other protection purchased	100.9	83.4
Other instruments	6.5	7.8
Total credit derivatives	SFr 524.9	SFr 558.7